INFORMATION BY OPERATING SEGMENTS AND GEOGRAPHIC AREA - Summary of Assets by Geographical Area (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Property, plant and equipment	$ 2,130.9	$ 1,941.3
Intangible assets	2,721.3	2,502.9	$ 2,331.0	$ 2,246.5
Right of use	106.2	104.7
Operating Segments
Disclosure of operating segments [line items]
Property, plant and equipment	2,130.9	1,941.3
Intangible assets	2,721.3	2,502.9
Right of use	106.2	104.7
Assets by operating segment	4,958.4	4,548.9
Operating Segments | North America
Disclosure of operating segments [line items]
Property, plant and equipment	491.0	449.1
Intangible assets	458.0	279.1
Right of use	68.3	72.0
Assets by operating segment	1,017.3	800.2
Operating Segments | Europe
Disclosure of operating segments [line items]
Property, plant and equipment	503.0	398.5
Intangible assets	85.0	73.8
Right of use	18.4	15.0
Assets by operating segment	606.4	487.3
Operating Segments | Asia Pacific
Disclosure of operating segments [line items]
Property, plant and equipment	84.7	76.4
Intangible assets	0.0	0.0
Right of use	2.1	1.4
Assets by operating segment	86.8	77.8
Operating Segments | Brazil
Disclosure of operating segments [line items]
Property, plant and equipment	1,052.2	1,017.3
Intangible assets	2,178.3	2,150.0
Right of use	17.4	16.3
Assets by operating segment	$ 3,247.9	$ 3,183.6